Maturities of Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013
Long-term Debt, Fiscal Year Maturity [Abstract]
2014	$ 30,719
2015	405,059
2016	280,000
2017	0
2018	475,190
Thereafter	507,420
Total	$ 1,698,388